Financial instruments-Fair values and risk management - Group's exposure at the end of the reporting period to currency risk (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Increase in foreign exchange rates	1.00%	1.00%
(Decrease) in foreign exchange rates	(1.00%)	(1.00%)
Effect on profit after tax and retained profits, increase in foreign exchange rates	$ 63,061	$ 67,269
Effect on profit after tax and retained profits, decrease in foreign exchange rates	$ (63,061)	$ (67,269)
China, Yuan Renminbi
Disclosure of detailed information about financial instruments [line items]
Increase in foreign exchange rates	5.00%	1.00%
(Decrease) in foreign exchange rates	(5.00%)	(1.00%)
Effect on profit after tax and retained profits, increase in foreign exchange rates	$ 48,298	$ 13,468
Effect on profit after tax and retained profits, decrease in foreign exchange rates	(48,298)	(13,468)
Currency risk [member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	7,551,223	(8,027,547)
Currency risk [member] | United States of America, Dollars | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	79,220	373,889
Currency risk [member] | United States of America, Dollars | Deposits And Prepayments
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	2,972,471	3,899,656
Currency risk [member] | United States of America, Dollars | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	12,225,385	1,231,648
Currency risk [member] | United States of America, Dollars | Trade payables
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	(3,984,494)	(2,112,494)
Currency risk [member] | United States of America, Dollars | Accrued expenses and other current liabilities.
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	(3,741,359)	(11,420,246)
Currency risk [member] | China, Yuan Renminbi
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	(1,156,840)	(1,612,926)
Currency risk [member] | China, Yuan Renminbi | Deposits And Prepayments
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	872,455	4,500,406
Currency risk [member] | China, Yuan Renminbi | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	14	14
Currency risk [member] | China, Yuan Renminbi | Trade payables
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	$ (2,029,309)	(6,113,239)
Currency risk [member] | China, Yuan Renminbi | Accrued expenses and other current liabilities.
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk		$ (107)